Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Operating activities:
Net (loss) income	¥ 107,314,352	$ 14,702,008	¥ 260,527,601	¥ (461,689,453)
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Depreciation and amortization	115,746,538	15,857,211	116,870,237	125,338,901
Impairment of goodwill	81,008,000	11,098,050		91,236,480
Impairment of indefinite-lived intangible assets	39,072,000	5,352,842	16,027,000	30,892,345
Impairment of long-lived assets	12,600,000	1,726,193	40,559,449	53,244,063
Noncash lease expense	263,911,503	36,155,728	271,156,173	310,802,786
Losses (gain) from disposal of subsidiaries	(488,227)	(66,887)	1,223,952	16,117,056
Allowances for credit losses	56,241,392	7,705,039	38,858,275	431,180,588
Losses and impairment on equity securities held	14,953,679	2,048,646	6,998,104	62,156,235
Losses (gain) on disposal of property, plant and equipment	(25,338,789)	(3,471,400)	2,166,990	4,518,601
Foreign exchange gains	(27,497,303)	(3,767,118)	(372,186)	(17,843,559)
Deferred taxes	(18,840,322)	(2,581,114)	(2,423,339)	(127,047,022)
Other non-cash expense (income)	2,644,112	362,242	(4,554,719)	124,283
Changes in operating assets and liabilities:
Accounts receivable	(4,015,520)	(550,124)	(5,359,275)	(53,611,693)
Inventories	14,618,912	2,002,783	4,764,959	10,626,796
Amounts due from related parties	(1,416,495)	(194,059)	8,372,296	(8,425,000)
Other current assets	(3,067,256)	(420,212)	(47,920,887)	63,924,588
Other assets	3,725,971	510,456	17,250,340	9,253,744
Accounts payable	(3,021,869)	(413,994)	(50,451,092)	(15,933,692)
Amounts due to related parties	1,151,882	157,807	(5,406,910)	3,561,244
Salary and welfare payable	(7,916,485)	(1,084,554)	(3,010,962)	10,348,812
Deferred revenue	(42,787,510)	(5,861,865)	(33,539,045)	(77,754,052)
Advance from customers	3,305,355	452,832	(3,211,266)	(18,834,737)
Accrued expenses and other current liabilities	3,161,614	433,139	26,174,961	69,046,891
Income tax payable	(23,195,720)	(3,177,801)	32,861,850	6,664,115
Unrecognized tax benefits	57,946,428	7,938,628	28,569,943	21,146,549
Operating lease liabilities	(247,702,691)	(33,935,130)	(256,017,527)	(233,948,343)
Other long-term liabilities	1,264,213	173,196	(5,065,347)	(10,555,063)
Net cash provided by operating activities	373,377,764	51,152,542	455,049,575	294,541,463
Investing activities:
Purchases of property, plant and equipment	(79,582,039)	(10,902,695)	(87,764,045)	(83,723,370)
Purchases of intangible assets	(37,057)	(5,077)	(740,406)	(108,028)
Proceeds from disposal of property, plant and equipment	139,900,865	19,166,340	2,951,611	5,951,096
Repayments from advances for purchases of property, plant and equipment				3,247,390
Purchases of short-term investments			(262,680,045)	(161,760,000)
Proceeds from maturities of short-term investments	417,701,142	57,224,822	167,009,370	550,663,022
Purchases of long-term time deposits	(222,230,000)	(30,445,385)	(63,340,000)
Purchases of Long-term investments	(10,400,000)	(1,424,794)
Proceeds from disposal of equity securities	21,812,329	2,988,277		116,555,911
Proceeds from disposal of subsidiaries	2,807,500	384,626	37,800,000	79,666,586
Loans to related parties	(858,000)	(117,546)		(168,695,802)
Repayment of loans from related parties	363,347	49,778		43,555,000
Loans to third parties				(14,628,629)
Repayment of loans from third parties	5,900,000	808,297	14,553,007	1,638,833
Loans to franchisees	(14,323,813)	(1,962,354)	(22,643,066)	(47,760,740)
Repayment of loans from franchisees	84,337,321	11,554,166	121,145,169	95,844,426
Net cash generated from (used in) investing activities	345,391,595	47,318,455	(93,708,405)	420,445,695
Financing activities:
Distribution to the shareholders (Note 1)	(70,936,321)	(9,718,236)		(40,999,458)
Repurchase of ordinary shares	(365,284)	(50,044)	(19,706,775)
Proceeds from bank loans	200,000,000	27,399,888	174,000,000	305,600,000
Repayment of bank loans	(117,200,000)	(16,056,334)	(458,300,000)	(605,500,000)
Loan from non-controlling interest			272,500	5,103,299
Capital contribution from noncontrolling interest holders				400,000
Purchase of noncontrolling interests	(966,000)	(132,341)
Net cash (used in) generated from financing activities	10,532,395	1,442,933	(303,734,275)	(335,396,159)
Effect of exchange rate changes on cash and cash equivalents and restricted cash	4,299,472	589,026	32,086	1,248,139
Net increase in cash and cash equivalents and restricted cash	733,601,226	100,502,956	57,638,981	380,839,138
Cash and cash equivalents and restricted cash at the beginning of the year	791,600,712	108,448,853	733,961,731	353,122,593
Cash and cash equivalents and restricted cash at the end of the year	1,525,201,938	208,951,809	791,600,712	733,961,731
Supplemental disclosure of cash flow information:
Interest paid	(7,880,777)	(1,079,662)	(14,053,841)	(27,987,842)
Income taxes paid	(82,576,531)	(11,312,938)	(61,735,423)	(59,441,030)
Supplemental disclosure of non-cash investing and financing activities:
Share consideration of disposal of Urban Group				16,971,057
Reconciliation of cash, cash and equivalents and restricted cash
Cash and cash equivalents	1,490,235,562		765,547,547	699,244,375
Restricted cash, current	16,096,476		6,576,906	7,937,683
Restricted cash, non-current	18,869,900		19,476,259	26,779,673
Total cash, cash and equivalents and restricted cash shown in the statements of cash flows	¥ 1,525,201,938		¥ 791,600,712	¥ 733,961,731